Subsequent Events	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 28, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Subsequent Events

NOTE 19. SUBSEQUENT EVENTS

Merger with NV5 and Issuance of New Fungible Term Loans

On August 4, 2025, the Company completed the previously announced acquisition of NV5, a global provider of technology, conformity assessment, consulting solutions and software applications to public and private sector clients in the infrastructure, utility services, construction, real estate, environmental and geospatial markets. The aggregate purchase price was approximately $1.7 billion, including the full repayment of NV5’s outstanding debt. On the closing date, the Company paid total consideration consisting of approximately $618.7 million in cash and the issuance of approximately 79.0 million shares of common stock.

Due to the proximity of the transaction closing date to the Company’s filing date of this Quarterly Report, the initial accounting for the NV5 acquisition is incomplete, and therefore the Company is unable to disclose certain information required by ASC 805, Business Combinations, including the provisional amounts recognized as of the acquisition date for each major class of assets acquired, liabilities assumed and goodwill. The Company expects to provide the required disclosures beginning in its Form 10-Q for the quarter ending September 30, 2025.

Also on August 4, 2025, in connection with the acquisition of NV5, the Company entered into the Second Amendment to the Credit Agreement. The Second Amendment amended the Credit Agreement to: (i) include new fungible term loans in an aggregate principal amount of $875.0 million (the “Amendment No. 2 Term Loans”), which increases the aggregate amount of total term loans outstanding under the Credit Agreement from $769.2 million to $1.6 billion, and (ii) increase the aggregate amount of the senior secured revolving credit facility from $75.0 million to $125.0 million. From and after the NV5 closing date, principal payments on the Amendment No. 1 Term Loans (as defined in the Credit Agreement) and the Amendment No. 2 Term Loans, commencing on September 30, 2025, will be made in quarterly installments on the last day of each fiscal quarter equal to $4.1 million, subject to adjustments in accordance with the Credit Agreement. The Amendment No. 2 Term Loans, together with the Amendment No. 1 Term Loans, will mature on July 30, 2031. The proceeds of the Amendment No. 2 Term Loans were used to finance the cash purchase consideration for the NV5 acquisition and pay transaction costs associated with the Second Amendment. All other material terms of the Credit Agreement, as amended by the Second Amendment, remained unchanged.

Note 22. Subsequent Events On January 31, 2025, the Company entered into the First Amendment to 2024 Credit Agreement. See “Note 12. Debt” for further discussion.
NV5 Global, Inc. [Member]
Subsequent Events [Line Items]
Subsequent Events

Note 17 – Subsequent Events

As noted in Note 1 above, on May 15, 2025, the Company and TIC Solutions, Inc. announced that they had entered into a definitive agreement to combine the two companies. The Merger was subject to a vote of shareholders and was approved on July 31, 2025.